Goodwill based on expected future profitability - Segment information (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Total
Disclosure of operating segments [line items]
Goodwill Based On Expected Future Profitability	R$ 8,187,242	R$ 8,187,242
Pulp
Disclosure of operating segments [line items]
Goodwill Based On Expected Future Profitability	7,897,051	7,897,051
Paper
Disclosure of operating segments [line items]
Goodwill Based On Expected Future Profitability	R$ 290,191	R$ 290,191